Fair Value (Changes In The Estimated Fair Value Of The Financial Assets And Liabilities Measured On A Recurring Basis) (Details) (Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ (5.8)
Gains or losses realized/unrealized Included in Other Income	(3.9)	[1]	(5.8)	[1]
Ending Balance	$ (9.7)		$ (5.8)

[1]	Changes in Fair Value of Level 3 Financial Assets and Liabilities Measured on a Recurring Basis (dollars in millions)TotalDerivativesDecember 31, 2011$ - $ - Gains or losses realized/unrealized Included in Other Income (1) (5.8) (5.8)December 31, 2012$ (5.8)$ (5.8)Gains or losses realized/unrealized Included in Other Income (1) (3.9) (3.9)December 31, 2013$ (9.7)$ (9.7)Valuation of the derivative related to the GSI facilities